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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [  ]; Amendment Number:

     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Chesapeake Partners Management Co., Inc.
Address:  1829 Reisterstown Road
          Suite 220
          Baltimore, Maryland 21208

Form 13F File Number: 28-4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mark D. Lerner
Title: Vice President
Phone: (410) 602-0195

Signature, Place, and Date of Signing:

     /s/ Mark D. Lerner              Baltimore, Maryland          11/15/99
     ------------------              -------------------          --------
        [Signature]                     [City, State]              [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:    39

Form 13F Information Table Value Total (thousands): $414,724


Information for which the Company is requesting confidential treatment has been omitted and will be filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                      NONE



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                           Form 13F INFORMATION TABLE



      COLUMN 1             COLUMN 2      COLUMN 3     COLUMN 4         COLUMN 5       COLUMN 6    COLUMN 7         COLUMN 8
--------------------    --------------   ---------   ----------  ------------------  ----------  ---------  ------------------------
                                                                                                               VOTING AUTHORITY
                                                       VALUE     SHRS OR  SH/  PUT/  INVESTMENT    OTHER    ------------------------
   NAME OF ISSUER       TITLE OF CLASS     CUSIP      (x$1000)   PRN AMT  PRN  CALL  DISCRETION   MANAGERS  SOLE    SHARED    NONE
   --------------       --------------     -----      --------   -------  ---  ----  ----------   --------  ----    ------    ----

Acceptance Insurance    Common           004308102     $1,125     89,100   SH           SOLE                SOLE
American
Heritage Life           Common           026522102     $1,711     53,900   SH           SOLE                SOLE
Ameritech               Common           030954101     $9,345    140,000   SH           SOLE                SOLE
Bank of Boston          Common           060716107     $4,338    100,000   SH           SOLE                SOLE
Case Corporation        Common           14743R103     $8,319    167,000   SH  CALL     SOLE                                  NA
Centennial Healthcare   Common           150937100       $493    171,300   SH           SOLE                SOLE
Centocor                Common           152342101    $50,891    869,000   SH           SOLE                SOLE
Century
Communications          Common           156503104    $13,528    296,500   SH           SOLE                SOLE
Chartwell Re            Common           16139W109     $1,180     81,700   SH           SOLE                SOLE
Cilcorp, Inc.           Common           171794100     $3,092     47,700   SH           SOLE                SOLE
Cyprus Amax Minerals    Common           232809103     $6,645    338,600   SH           SOLE                SOLE
Diamond Fields Intl     Common           252905104       $524    341,800   SH           SOLE                SOLE
Dynatech                Common           268140100     $1,568    313,600   SH           SOLE                SOLE
Everen Capital          Common           299761106       $295     10,000   SH           SOLE                SOLE
First American TN       Common           318900107     $6,512    148,500   SH           SOLE                SOLE
Fleet Financial Wts     Common           338915119     $2,285     68,992   SH           SOLE                SOLE
Global Crossing         Common           G3921A100    $85,613  3,320,685   SH           SOLE                SOLE
IMall                   Common           45244X306     $1,574     84,200   SH           SOLE                SOLE
Infoseek                Common           45678M107       $772     25,000   SH           SOLE                SOLE
International
Network Services        Common           460053101    $13,061    240,200   SH           SOLE                SOLE
King World              Common           495667107    $25,609    682,900   SH           SOLE                SOLE
Knoll, Inc.             Common           498904101     $5,289    196,800   SH           SOLE                SOLE
Lonestar Industries     Common           542290408    $11,252    225,600   SH           SOLE                SOLE
Metromedia Fiber Net    Common           591689104     $1,439     58,734   SH           SOLE                SOLE
Nalco Chemical          Common           629853102    $31,063    615,100   SH           SOLE                SOLE
Net Gravity             Common           641114103     $3,786    114,500   SH           SOLE                SOLE
Nielsen
Media Research          Common           653929109     $3,868    104,000   SH           SOLE                SOLE
Orion Capital           Common           686268103    $16,155    341,000   SH           SOLE                SOLE
Periphonics Corp.       Common           714005105     $4,013    127,900   SH           SOLE                SOLE
Saville Systems         Common           805174109    $11,812    804,200   SH           SOLE                SOLE
Skytel
Communications          Common           83087Q104    $20,007  1,084,800   SH           SOLE                SOLE
Sybron Chemicals        Common           870903101     $3,015    197,700   SH           SOLE                SOLE
Texas Instruments       Common           882508104    $20,563    250,000   SH   PUT     SOLE                                 N/A
Thermadyne Holdings     Common           883435208       $585     26,004   SH           SOLE                SOLE
US Office Products      Common           912325305       $876    250,409   SH           SOLE                SOLE
Unitrode Corp           Common           913283107    $25,775    613,700   SH           SOLE                SOLE
Varian, Inc.            Common           922206107     $4,130    232,700   SH           SOLE                SOLE
Workflow Mgmt           Common           98137N109     $5,319    409,130   SH           SOLE                SOLE
World Color Press       Common           981443104     $7,297    195,900   SH           SOLE                SOLE
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